INCOME TAXES - Summary of movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Beginning Balance	¥ 619,922	¥ 338,964	¥ 233,191
Addition	94,809	280,958	105,773
Write off	(112,864)
Ending Balance	¥ 601,867	¥ 619,922	¥ 338,964